Document and Entity Information	Aug. 19, 2019
Cover [Abstract]
Entity Registrant Name	JUNIPER NETWORKS INC
Amendment Flag	false
Entity Central Index Key	0001043604
Document Type	8-K
Document Period End Date	Aug. 19, 2019
Entity Incorporation State Country Code	DE
Entity File Number	001-34501
Entity Tax Identification Number	77-0422528
Entity Address, Address Line One	1133 Innovation Way
Entity Address, City or Town	Sunnyvale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94089
City Area Code	(408)
Local Phone Number	745-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.00001 per share
Trading Symbol	JNPR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false